Related Party Transactions (Details)	6 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Related Party Transaction [Line Items]
Raw materials purchased from related party	$ 686,727
Accounts payable	$ 3,922,725			$ 2,439,105
Borrowed working capitals		$ 314,001	¥ 2,000,000
Taizhou Huadi Industrial Ltd. [Member]
Related Party Transaction [Line Items]
Material sold to related party		$ 3,660,841